RELATED PARTY TRANSACTIONS - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
One-time cash bonus related to the Business Combination	$ 285,000
Key management personnel
Disclosure of transactions between related parties [line items]
Salaries	1,692,002	$ 1,364,365	$ 772,793
Cash performance bonus	1,025,582	808,483	576,148
Statutory bonus	64,125	93,017	52,284
One-time cash bonus related to the Business Combination	0	226,000	0
Non-executive directors' fees	639,625	660,956	125,329
Non-cash benefits	34,756	36,726	4,783
Share-based payment expense	2,078,921	2,060,666	0
Total	$ 5,535,011	$ 5,250,213	$ 1,531,337